Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Total current tax (benefit) expense	$35	2,553	$136
Deferred tax (benefit) expense for
Change in temporary differences	4,189	3,864	4,388
Tax loss and tax credit carried forward	(314)	2,016	(153)
Change in valuation allowance	(32)	(4,561)	(4,058)
Total deferred tax (benefit) expense	3,843	1,319	177
Total income tax (benefit) expense	$3,878	3,872	$313

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Cash flow hedge derivative instruments	$347	378	$395
Deferred tax (benefit) expense recognized in OCI	$347	378	$395

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Income before tax	$63,068	45,249	$41,592
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	7,119	3,258	3,960
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	(1,486)	—	—
Amended tax return: reversal of uncertain tax position	(2,228)	—	—
Non-deductible interest expense	752	5,243	—
Non-deductible withholding tax	686	782	777
Tax exemptions	(42)	(28)	(27)
Non-deductible other financial items	84	214	580
Non-deductible (taxable) foreign exchange gain (loss)	(3)	4	32
Other non-deductible costs	59	(35)	102
Tax credits	(1,031)	(1,005)	(1,053)
Adjustment for valuation allowance	(32)	(4,561)	(4,058)
Tax expense (benefit) for year	$3,878	3,872	$313

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Deferred tax assets:
Accrued liabilities and other payables	$218	$369
Derivative instruments	1,254	1,601
Other equipment	11	13
Tax credits carried forward	1,866	1,504
Tax loss carryforward	61	40
Valuation allowance	(44)	(40)

Deferred tax liabilities:
Accrued interest income	(3,885)	(3,060)
Accrued liabilities and other payables	(3)	(4)
Direct financing lease	(4,432)	(1,188)
Deferred tax assets (liabilities), net	$(4,954)	$(765)